INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Accumulated amortization	$ (1,714,153)	$ (1,435,781)	$ (902,212)
Intangible assets, net	2,603,455	2,840,856	3,097,293
Patents
Intangible Assets
Finite-Lived Intangible Assets, Gross	3,696,041	3,655,070	3,611,380
Capitalized software development
Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 621,567	$ 621,567	$ 388,125